Financial Commitments	12 Months Ended
Dec. 31, 2019
Financial Commitments [Abstract]
FINANCIAL COMMITMENTS
28.	FINANCIAL COMMITMENTS

The Group's main financial commitments relate to the contractual payments in respect of its licensing agreements. Due to the uncertain nature of scientific research and development and the length of time required to reach commercialisation of the products of this research and development, pre-clinical, clinical and commercial milestone obligations are not detailed until there is a reasonable certainty that the obligation will become payable. Contractual commitments are detailed where amounts are known and certain.

●	Milciclib project research future payments relate to the achievement of clinical milestones or the payment of royalties.

●	Foralumab project – Future payments relate to the achievement of clinical milestones or the payment of royalties. Diligence obligations are payable to BMS/Medarex should the project continue to commercialisation.

The Group also has financial commitments with a realisation bonus due to its Executive Chairman.  The Executive Chairman is also eligible to receive two realisation bonuses as follows:

(c)	in the event that, either: (i) the Group raises, in one or a series of transactions, new equity capital in excess of £20,000,000 (after expenses); or (ii) there is a sale, in one or a series of transactions, of all or substantially all of the assets (calculated on the basis of book values) of the Group Companies (or a licence of the same on an exclusive or non-exclusive basis), where the Enterprise Value equals or exceeds £150,000,000; or (iii) there is a change of control where the Enterprise Value equals or exceeds £150,000,000, in which case the Realisation Bonus will be the amount equal to the Enterprise Value multiplied by two and a half (2.5) per cent;

(d)	In addition to the payment of the Realisation Bonus outlined above, in the event that, during this Agreement, either: (i) there is a sale, in one or a series of transactions, of all or substantially all of the assets ( calculated on the basis of book values) of the Group ( or a licence of the same on an exclusive or non-exclusive basis ), where · the Enterprise Value equals or exceeds £300;000,000; or (ii) there is either a change of control where the Enterprise Value equals or exceeds £300,000,000, the Chairman will be entitled to receive an additional Realisation Bonus in the amount equal to the Enterprise Value multiplied by three and a half (3.5) per cent.

The Enterprise Value means: (i) in the case of a change of control resulting in consideration payable to the Group (for example, on a sale of its assets or licensing transaction), the total cash and non-cash consideration received by the Group; or (ii) in the case of a change of control resulting in consideration payable to the shareholders of the ordinary shares in the issued share capital of the Group from time to time, the total cash and non-cash consideration payable to the Shareholders.